Allowance for Credit Losses and Credit Quality - Investment in Legacy and Acquired Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	$ (22,600)	$ (18,700)
Total Loans	15,064,971	14,098,211
Acquired Loans
Financing Receivable, Allowance for Credit Losses
Total Loans	2,370,047	3,136,908
Acquired Loans | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(38,153)	(60,088)
Total Loans	1,529,182	2,065,514
Acquired Loans | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	8,759	10,107
Total Loans	61,408	125,426
Acquired Loans | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(42,419)	(63,295)
Total Loans	1,117,544	1,444,023
Acquired Loans | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(4,487)	(6,900)
Total Loans	348,326	492,476
Acquired Loans | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(6)	0
Total Loans	1,904	3,589
Acquired Loans | Residential and Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(53,753)	(60,768)
Current	859,474	1,089,542
30 or more days past due	35,144	42,620
Total Loans	840,865	1,071,394
Acquired Loans | Residential Mortgage | Residential mortgage
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(32,030)	(29,559)
Current	424,300	506,103
30 or more days past due	20,914	24,752
Total Loans	413,184	501,296
Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(17,323)	(29,492)
Current	377,021	503,635
30 or more days past due	12,807	16,381
Total Loans	372,505	490,524
Acquired Loans | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(8)	0
Current	12	72
30 or more days past due	0	12
Total Loans	4	84
Acquired Loans | Consumer and Other Loans | Consumer - Credit Card
Financing Receivable, Allowance for Credit Losses
Total Loans	468	582
Acquired Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Premium/(Discount)	(4,392)	(1,717)
Current	58,141	79,732
30 or more days past due	1,423	1,475
Total Loans	55,172	79,490
Acquired Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Total Loans	54,704	78,908
Acquired Loans | Pass | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	1,461,625	1,975,355
Acquired Loans | Pass | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	46,498	104,064
Acquired Loans | Pass | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	1,090,063	1,395,884
Acquired Loans | Pass | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	323,154	473,241
Acquired Loans | Pass | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	1,910	2,166
Acquired Loans | Special Mention | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	21,159	36,192
Acquired Loans | Special Mention | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	459	1,681
Acquired Loans | Special Mention | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	19,284	26,080
Acquired Loans | Special Mention | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	1,416	8,376
Acquired Loans | Special Mention | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	55
Acquired Loans | Substandard | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	80,003	104,602
Acquired Loans | Substandard | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	3,118	8,803
Acquired Loans | Substandard | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	49,136	79,119
Acquired Loans | Substandard | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	27,749	16,510
Acquired Loans | Substandard | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	170
Acquired Loans | Doubtful | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	4,525	9,299
Acquired Loans | Doubtful | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	2,574	771
Acquired Loans | Doubtful | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	1,457	6,124
Acquired Loans | Doubtful | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	494	1,206
Acquired Loans | Doubtful | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	1,198
Acquired Loans | Loss | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	23	154
Acquired Loans | Loss | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	0
Acquired Loans | Loss | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	23	111
Acquired Loans | Loss | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	43
Acquired Loans | Loss | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	0
Legacy Loans
Financing Receivable, Allowance for Credit Losses
Total Loans	12,694,924	11,190,520
Legacy Loans | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Total Loans	9,377,399	8,133,341
Legacy Loans | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Total Loans	740,761	636,481
Legacy Loans | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Total Loans	4,882,553	3,867,581
Legacy Loans | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Total Loans	3,194,796	2,952,102
Legacy Loans | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Total Loans	559,289	677,177
Legacy Loans | Residential and Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Losses
Current	3,276,578	3,021,225
30 or more days past due	40,947	35,954
Total Loans	3,317,525	3,057,179
Legacy Loans | Residential Mortgage | Residential mortgage
Financing Receivable, Allowance for Credit Losses
Current	836,509	676,347
30 or more days past due	17,707	17,676
Total Loans	854,216	694,023
Legacy Loans | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Allowance for Credit Losses
Current	1,768,763	1,565,596
30 or more days past due	14,658	10,047
Total Loans	1,783,421	1,575,643
Legacy Loans | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Allowance for Credit Losses
Current	127,054	242,328
30 or more days past due	3,994	3,886
Total Loans	131,048	246,214
Legacy Loans | Consumer and Other Loans | Consumer - Credit Card
Financing Receivable, Allowance for Credit Losses
Current	81,602	76,360
30 or more days past due	922	901
Total Loans	82,524	77,261
Legacy Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Current	462,650	460,594
30 or more days past due	3,666	3,444
Total Loans	466,316	464,038
Legacy Loans | Pass | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	8,890,604	7,884,470
Legacy Loans | Pass | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	734,687	634,889
Legacy Loans | Pass | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	4,801,494	3,806,528
Legacy Loans | Pass | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	3,112,300	2,911,396
Legacy Loans | Pass | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	242,123	531,657
Legacy Loans | Special Mention | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	138,209	104,800
Legacy Loans | Special Mention | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	2,203	160
Legacy Loans | Special Mention | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	26,159	21,877
Legacy Loans | Special Mention | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	29,763	14,826
Legacy Loans | Special Mention | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	80,084	67,937
Legacy Loans | Substandard | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	319,694	132,593
Legacy Loans | Substandard | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	3,871	1,432
Legacy Loans | Substandard | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	54,900	37,001
Legacy Loans | Substandard | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	35,199	19,888
Legacy Loans | Substandard | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	225,724	74,272
Legacy Loans | Doubtful | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	28,892	11,478
Legacy Loans | Doubtful | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	0
Legacy Loans | Doubtful | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	0	2,175
Legacy Loans | Doubtful | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	17,534	5,992
Legacy Loans | Doubtful | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Loans and Leases Receivable before Fees, Gross	$ 11,358	$ 3,311